Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Entity Central Index Key	0000914036
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000043867
Shareholder Report [Line Items]
Fund Name	LVIP Global Equity Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$35	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[1]
AssetsNet	$ 966,385,390
Holdings Count | Holding	114
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$966,385,390 # of Portfolio Holdings114 Portfolio Turnover Rate94%
Holdings [Text Block]
Table Summary
Common Stock	93.3%
Money Market Funds	5.4%
Loan Agreements	0.5%
Corporate Bonds	0.1%
Short-Term Investments	0.1%
Warrants	0.0%
Other	0.6%
Table Summary
United States	49.8%
United Kingdom	10.4%
Switzerland	5.2%
France	4.6%
China	3.4%

Largest Holdings [Text Block]
Table Summary
Interactive Media & Services	11.7%
Pharmaceuticals	7.9%
Software	6.9%
Broadline Retail	6.4%
Banks	5.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043868
Shareholder Report [Line Items]
Fund Name	LVIP Global Equity Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.96%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[2]
AssetsNet	$ 966,385,390
Holdings Count | Holding	114
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$966,385,390 # of Portfolio Holdings114 Portfolio Turnover Rate94%
Holdings [Text Block]
Table Summary
Common Stock	93.3%
Money Market Funds	5.4%
Loan Agreements	0.5%
Corporate Bonds	0.1%
Short-Term Investments	0.1%
Warrants	0.0%
Other	0.6%
Table Summary
United States	49.8%
United Kingdom	10.4%
Switzerland	5.2%
France	4.6%
China	3.4%

Largest Holdings [Text Block]
Table Summary
Interactive Media & Services	11.7%
Pharmaceuticals	7.9%
Software	6.9%
Broadline Retail	6.4%
Banks	5.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007706
Shareholder Report [Line Items]
Fund Name	LVIP Government Money Market Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[3]
AssetsNet	$ 1,893,409,040
Holdings Count | Holding	178
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,893,409,040 # of Portfolio Holdings178
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Repurchase Agreements	41.6%
U.S. Treasury Obligations	29.8%
Agency Obligations	28.0%
Money Market Funds	0.1%
Other	0.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007707
Shareholder Report [Line Items]
Fund Name	LVIP Government Money Market Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[4]
AssetsNet	$ 1,893,409,040
Holdings Count | Holding	178
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,893,409,040 # of Portfolio Holdings178
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Repurchase Agreements	41.6%
U.S. Treasury Obligations	29.8%
Agency Obligations	28.0%
Money Market Funds	0.1%
Other	0.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000241301
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Core Bond Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[5]
AssetsNet	$ 3,769,329,582
Holdings Count | Holding	3,054
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,769,329,582 # of Portfolio Holdings3,054 Portfolio Turnover Rate23%
Holdings [Text Block]
Table Summary
U.S. Treasury Obligations	33.8%
Corporate Bonds	24.3%
Agency Mortgage-Backed Securities	20.0%
Non-Agency Asset-Backed Securities	8.9%
Agency Collateralized Mortgage Obligations	3.4%
Non-Agency Commercial Mortgage-Backed Securities	2.5%
Non-Agency Collateralized Mortgage Obligations	2.2%
Agency Commercial Mortgage-Backed Securities	2.2%
Money Market Funds	1.9%
Sovereign Bonds	0.8%
Other	0.0%
Table Summary
U.S. Government	57.1%
AAA	5.0%
AA	4.2%
A	14.8%
BBB	11.5%
BB	0.0%
B	0.0%
CCC	0.0%
C	0.0%
Not Rated	7.4%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	9.6%
Electric	2.5%
Diversified Financial Services	1.0%
Pipelines	1.0%
Telecommunications	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000241300
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Core Bond Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[6]
AssetsNet	$ 3,769,329,582
Holdings Count | Holding	3,054
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,769,329,582 # of Portfolio Holdings3,054 Portfolio Turnover Rate23%
Holdings [Text Block]
Table Summary
U.S. Treasury Obligations	33.8%
Corporate Bonds	24.3%
Agency Mortgage-Backed Securities	20.0%
Non-Agency Asset-Backed Securities	8.9%
Agency Collateralized Mortgage Obligations	3.4%
Non-Agency Commercial Mortgage-Backed Securities	2.5%
Non-Agency Collateralized Mortgage Obligations	2.2%
Agency Commercial Mortgage-Backed Securities	2.2%
Money Market Funds	1.9%
Sovereign Bonds	0.8%
Other	0.0%
Table Summary
U.S. Government	57.1%
AAA	5.0%
AA	4.2%
A	14.8%
BBB	11.5%
BB	0.0%
B	0.0%
CCC	0.0%
C	0.0%
Not Rated	7.4%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	9.6%
Electric	2.5%
Diversified Financial Services	1.0%
Pipelines	1.0%
Telecommunications	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000087496
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan High Yield Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$35	0.69%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[7]
AssetsNet	$ 541,241,044
Holdings Count | Holding	706
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$541,241,044 # of Portfolio Holdings706 Portfolio Turnover Rate17%
Holdings [Text Block]
Table Summary
Corporate Bonds	85.1%
Loan Agreements	9.3%
Money Market Funds	1.8%
U.S. Treasury Obligations	1.5%
Common Stock	1.3%
Preferred Stocks	0.3%
Rights	0.2%
Investment Companies	0.0%
Warrants	0.0%
Other	0.5%
Table Summary
U.S. Government	1.6%
BBB	9.4%
BB	56.2%
B	22.3%
CCC	7.8%
C	0.1%
Not Rated	2.6%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Media	12.7%
Commercial Services	5.3%
Health Care Services	4.7%
Oil & Gas	4.6%
Pipelines	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000087497
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan High Yield Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.94%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[8]
AssetsNet	$ 541,241,044
Holdings Count | Holding	706
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$541,241,044 # of Portfolio Holdings706 Portfolio Turnover Rate17%
Holdings [Text Block]
Table Summary
Corporate Bonds	85.1%
Loan Agreements	9.3%
Money Market Funds	1.8%
U.S. Treasury Obligations	1.5%
Common Stock	1.3%
Preferred Stocks	0.3%
Rights	0.2%
Investment Companies	0.0%
Warrants	0.0%
Other	0.5%
Table Summary
U.S. Government	1.6%
BBB	9.4%
BB	56.2%
B	22.3%
CCC	7.8%
C	0.1%
Not Rated	2.6%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Media	12.7%
Commercial Services	5.3%
Health Care Services	4.7%
Oil & Gas	4.6%
Pipelines	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000241303
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Mid Cap Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.74%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[9]
AssetsNet	$ 305,422,322
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$305,422,322 # of Portfolio Holdings105 Portfolio Turnover Rate46%
Holdings [Text Block]
Table Summary
Common Stock	97.8%
Money Market Funds	4.1%
Other	(1.9%)

Largest Holdings [Text Block]
Table Summary
Oil, Gas & Consumable Fuels	5.6%
Health Care Providers & Services	5.4%
Machinery	5.4%
Electronic Equipment, Instruments & Components	4.9%
Insurance	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000241302
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Mid Cap Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	0.99%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[10]
AssetsNet	$ 305,422,322
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$305,422,322 # of Portfolio Holdings105 Portfolio Turnover Rate46%
Holdings [Text Block]
Table Summary
Common Stock	97.8%
Money Market Funds	4.1%
Other	(1.9%)

Largest Holdings [Text Block]
Table Summary
Oil, Gas & Consumable Fuels	5.6%
Health Care Providers & Services	5.4%
Machinery	5.4%
Electronic Equipment, Instruments & Components	4.9%
Insurance	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000074970
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Retirement Income Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[11]
AssetsNet	$ 203,049,137
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$203,049,137 # of Portfolio Holdings19 Portfolio Turnover Rate7%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	57.0%
Equity Funds	23.6%
International Equity Funds	12.5%
Global Equity Funds	4.0%
Money Market Funds	2.8%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000074971
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Retirement Income Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[12]
AssetsNet	$ 203,049,137
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$203,049,137 # of Portfolio Holdings19 Portfolio Turnover Rate7%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	57.0%
Equity Funds	23.6%
International Equity Funds	12.5%
Global Equity Funds	4.0%
Money Market Funds	2.8%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043869
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.78%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[13]
AssetsNet	$ 501,415,223
Holdings Count | Holding	459
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$501,415,223 # of Portfolio Holdings459 Portfolio Turnover Rate36%
Holdings [Text Block]
Table Summary
Common Stock	94.3%
Money Market Funds	6.1%
Rights	0.0%
Other	(0.4%)

Largest Holdings [Text Block]
Table Summary
Oil, Gas & Consumable Fuels	5.0%
Machinery	4.7%
Capital Markets	4.4%
Health Care Providers & Services	4.4%
Insurance	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043870
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.03%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%	[14]
AssetsNet	$ 501,415,223
Holdings Count | Holding	459
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$501,415,223 # of Portfolio Holdings459 Portfolio Turnover Rate36%
Holdings [Text Block]
Table Summary
Common Stock	94.3%
Money Market Funds	6.1%
Rights	0.0%
Other	(0.4%)

Largest Holdings [Text Block]
Table Summary
Oil, Gas & Consumable Fuels	5.0%
Machinery	4.7%
Capital Markets	4.4%
Health Care Providers & Services	4.4%
Insurance	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000223154
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Short Duration Bond Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Short Duration Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.47%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[15]
AssetsNet	$ 1,093,815,466
Holdings Count | Holding	308
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,093,815,466 # of Portfolio Holdings308 Portfolio Turnover Rate23%
Holdings [Text Block]
Table Summary
Corporate Bonds	24.8%
U.S. Treasury Obligations	23.8%
Non-Agency Asset-Backed Securities	21.9%
Agency Mortgage-Backed Securities	11.5%
Agency Collateralized Mortgage Obligations	11.1%
Money Market Funds	4.3%
Agency Commercial Mortgage-Backed Securities	1.6%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Non-Agency Collateralized Mortgage Obligations	0.5%
Short-Term Investments	0.3%
Other	(1.1%)
Table Summary
U.S. Government	38.2%
AAA	18.5%
AA	7.5%
A	17.9%
BBB	7.3%
Not Rated	10.6%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	14.3%
Diversified Financial Services	2.4%
Electric	1.6%
Insurance	1.5%
Auto Manufacturers	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000223155
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Short Duration Bond Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Short Duration Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.77%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[16]
AssetsNet	$ 1,093,815,466
Holdings Count | Holding	308
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,093,815,466 # of Portfolio Holdings308 Portfolio Turnover Rate23%
Holdings [Text Block]
Table Summary
Corporate Bonds	24.8%
U.S. Treasury Obligations	23.8%
Non-Agency Asset-Backed Securities	21.9%
Agency Mortgage-Backed Securities	11.5%
Agency Collateralized Mortgage Obligations	11.1%
Money Market Funds	4.3%
Agency Commercial Mortgage-Backed Securities	1.6%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Non-Agency Collateralized Mortgage Obligations	0.5%
Short-Term Investments	0.3%
Other	(1.1%)
Table Summary
U.S. Government	38.2%
AAA	18.5%
AA	7.5%
A	17.9%
BBB	7.3%
Not Rated	10.6%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	14.3%
Diversified Financial Services	2.4%
Electric	1.6%
Insurance	1.5%
Auto Manufacturers	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000241305
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Small Cap Core Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$42	0.76%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.76%	[17]
AssetsNet	$ 240,999,813
Holdings Count | Holding	621
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$240,999,813 # of Portfolio Holdings621 Portfolio Turnover Rate51%
Holdings [Text Block]
Table Summary
Common Stock	99.1%
Money Market Funds	1.0%
Rights	0.0%
Other	(0.1%)

Largest Holdings [Text Block]
Table Summary
Banks	11.0%
Biotechnology	10.6%
Software	6.5%
Semiconductors & Semiconductor Equipment	3.8%
Electronic Equipment, Instruments & Components	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000241304
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Small Cap Core Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.01%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.01%	[18]
AssetsNet	$ 240,999,813
Holdings Count | Holding	621
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$240,999,813 # of Portfolio Holdings621 Portfolio Turnover Rate51%
Holdings [Text Block]
Table Summary
Common Stock	99.1%
Money Market Funds	1.0%
Rights	0.0%
Other	(0.1%)

Largest Holdings [Text Block]
Table Summary
Banks	11.0%
Biotechnology	10.6%
Software	6.5%
Semiconductors & Semiconductor Equipment	3.8%
Electronic Equipment, Instruments & Components	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000241306
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan U.S. Equity Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[19]
AssetsNet	$ 410,002,435
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$410,002,435 # of Portfolio Holdings65 Portfolio Turnover Rate29%
Holdings [Text Block]
Table Summary
Common Stock	99.4%
Money Market Funds	0.3%
Other	0.3%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	20.6%
Interactive Media & Services	9.0%
Technology Hardware, Storage & Peripherals	7.2%
Software	6.1%
Broadline Retail	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000241307
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan U.S. Equity Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.88%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[20]
AssetsNet	$ 410,002,435
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$410,002,435 # of Portfolio Holdings65 Portfolio Turnover Rate29%
Holdings [Text Block]
Table Summary
Common Stock	99.4%
Money Market Funds	0.3%
Other	0.3%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	20.6%
Interactive Media & Services	9.0%
Technology Hardware, Storage & Peripherals	7.2%
Software	6.1%
Broadline Retail	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000199415
Shareholder Report [Line Items]
Fund Name	LVIP Loomis Sayles Global Growth Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.77%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.77%	[21]
AssetsNet	$ 200,309,728
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$200,309,728 # of Portfolio Holdings43 Portfolio Turnover Rate12%
Holdings [Text Block]
Table Summary
Common Stock	97.0%
Money Market Funds	2.7%
Other	0.3%
Table Summary
United States	58.6%
Switzerland	6.3%
China	5.3%
Uruguay	5.1%
United Kingdom	4.7%

Largest Holdings [Text Block]
Table Summary
Interactive Media & Services	19.5%
Broadline Retail	11.7%
Software	8.8%
Pharmaceuticals	7.6%
Automobiles	7.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000199416
Shareholder Report [Line Items]
Fund Name	LVIP Loomis Sayles Global Growth Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.12%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.12%	[22]
AssetsNet	$ 200,309,728
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$200,309,728 # of Portfolio Holdings43 Portfolio Turnover Rate12%
Holdings [Text Block]
Table Summary
Common Stock	97.0%
Money Market Funds	2.7%
Other	0.3%
Table Summary
United States	58.6%
Switzerland	6.3%
China	5.3%
Uruguay	5.1%
United Kingdom	4.7%

Largest Holdings [Text Block]
Table Summary
Interactive Media & Services	19.5%
Broadline Retail	11.7%
Software	8.8%
Pharmaceuticals	7.6%
Automobiles	7.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000124876
Shareholder Report [Line Items]
Fund Name	LVIP Multi-Manager International Equity Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Multi-Manager International Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$10	0.19%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[23]
AssetsNet	$ 551,313,472
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$551,313,472 # of Portfolio Holdings13 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	94.4%
Money Market Funds	5.1%
Other	0.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000124877
Shareholder Report [Line Items]
Fund Name	LVIP Multi-Manager International Equity Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Multi-Manager International Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.44%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[24]
AssetsNet	$ 551,313,472
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$551,313,472 # of Portfolio Holdings13 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	94.4%
Money Market Funds	5.1%
Other	0.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043855
Shareholder Report [Line Items]
Fund Name	LVIP MFS International Growth Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.79%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[25]
AssetsNet	$ 1,483,892,321
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,483,892,321 # of Portfolio Holdings83 Portfolio Turnover Rate11%
Holdings [Text Block]
Table Summary
Common Stock	97.9%
U.S. Treasury Obligations	1.5%
Money Market Funds	0.0%
Other	0.6%
Table Summary
Japan	13.0%
France	12.7%
United Kingdom	10.3%
Germany	9.7%
Switzerland	9.1%

Largest Holdings [Text Block]
Table Summary
Chemicals	11.9%
Pharmaceuticals	9.1%
Semiconductors & Semiconductor Equipment	7.5%
Metals & Mining	6.2%
Hotels, Restaurants & Leisure	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043856
Shareholder Report [Line Items]
Fund Name	LVIP MFS International Growth Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.04%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[26]
AssetsNet	$ 1,483,892,321
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,483,892,321 # of Portfolio Holdings83 Portfolio Turnover Rate11%
Holdings [Text Block]
Table Summary
Common Stock	97.9%
U.S. Treasury Obligations	1.5%
Money Market Funds	0.0%
Other	0.6%
Table Summary
Japan	13.0%
France	12.7%
United Kingdom	10.3%
Germany	9.7%
Switzerland	9.1%

Largest Holdings [Text Block]
Table Summary
Chemicals	11.9%
Pharmaceuticals	9.1%
Semiconductors & Semiconductor Equipment	7.5%
Metals & Mining	6.2%
Hotels, Restaurants & Leisure	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043857
Shareholder Report [Line Items]
Fund Name	LVIP MFS Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[27]
AssetsNet	$ 2,275,226,213
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,275,226,213 # of Portfolio Holdings72 Portfolio Turnover Rate20%
Holdings [Text Block]
Table Summary
Common Stock	98.6%
Short-Term Investments	0.8%
Money Market Funds	0.0%
Other	0.6%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	8.5%
Insurance	8.5%
Banks	8.5%
Aerospace & Defense	7.4%
Health Care Providers & Services	6.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043858
Shareholder Report [Line Items]
Fund Name	LVIP MFS Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.86%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[28]
AssetsNet	$ 2,275,226,213
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,275,226,213 # of Portfolio Holdings72 Portfolio Turnover Rate20%
Holdings [Text Block]
Table Summary
Common Stock	98.6%
Short-Term Investments	0.8%
Money Market Funds	0.0%
Other	0.6%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	8.5%
Insurance	8.5%
Banks	8.5%
Aerospace & Defense	7.4%
Health Care Providers & Services	6.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000075432
Shareholder Report [Line Items]
Fund Name	LVIP Mondrian Global Income Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.67%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[29]
AssetsNet	$ 402,102,311
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$402,102,311 # of Portfolio Holdings98 Portfolio Turnover Rate8%
Holdings [Text Block]
Table Summary
Sovereign Bonds	56.9%
U.S. Treasury Obligations	37.9%
Supranational Banks	2.3%
Money Market Funds	1.7%
Corporate Bonds	0.0%
Other	1.2%
Table Summary
U.S. Government	39.1%
AAA	21.4%
AA	16.2%
A	2.5%
BBB	6.4%
Not Rated	14.4%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
United States	37.9%
United Kingdom	8.4%
New Zealand	5.8%
Spain	4.9%
Republic Of Korea	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000075433
Shareholder Report [Line Items]
Fund Name	LVIP Mondrian Global Income Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.92%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[30]
AssetsNet	$ 402,102,311
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$402,102,311 # of Portfolio Holdings98 Portfolio Turnover Rate8%
Holdings [Text Block]
Table Summary
Sovereign Bonds	56.9%
U.S. Treasury Obligations	37.9%
Supranational Banks	2.3%
Money Market Funds	1.7%
Corporate Bonds	0.0%
Other	1.2%
Table Summary
U.S. Government	39.1%
AAA	21.4%
AA	16.2%
A	2.5%
BBB	6.4%
Not Rated	14.4%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
United States	37.9%
United Kingdom	8.4%
New Zealand	5.8%
Spain	4.9%
Republic Of Korea	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007702
Shareholder Report [Line Items]
Fund Name	LVIP Mondrian International Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.74%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[31]
AssetsNet	$ 1,155,214,234
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,155,214,234 # of Portfolio Holdings52 Portfolio Turnover Rate18%
Holdings [Text Block]
Table Summary
Common Stock	99.2%
Money Market Funds	0.2%
Other	0.6%
Table Summary
Japan	25.4%
United Kingdom	16.2%
France	15.8%
Germany	10.0%
Hong Kong	6.3%

Largest Holdings [Text Block]
Table Summary
Banks	12.8%
Pharmaceuticals	9.6%
Insurance	6.8%
Household Durables	6.3%
Food Products	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007703
Shareholder Report [Line Items]
Fund Name	LVIP Mondrian International Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.99%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[32]
AssetsNet	$ 1,155,214,234
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,155,214,234 # of Portfolio Holdings52 Portfolio Turnover Rate18%
Holdings [Text Block]
Table Summary
Common Stock	99.2%
Money Market Funds	0.2%
Other	0.6%
Table Summary
Japan	25.4%
United Kingdom	16.2%
France	15.8%
Germany	10.0%
Hong Kong	6.3%

Largest Holdings [Text Block]
Table Summary
Banks	12.8%
Pharmaceuticals	9.6%
Insurance	6.8%
Household Durables	6.3%
Food Products	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000087494
Shareholder Report [Line Items]
Fund Name	LVIP Nomura Diversified Floating Rate Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Nomura Diversified Floating Rate Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.64%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[33]
AssetsNet	$ 780,340,555
Holdings Count | Holding	278
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$780,340,555 # of Portfolio Holdings278 Portfolio Turnover Rate67%
Holdings [Text Block]
Table Summary
U.S. Treasury Obligations	24.6%
Corporate Bonds	22.2%
Supranational Banks	13.3%
Non-Agency Commercial Mortgage-Backed Securities	8.1%
Agency Mortgage-Backed Securities	7.4%
Non-Agency Asset-Backed Securities	7.1%
Money Market Funds	4.5%
Loan Agreements	2.9%
Regional Bonds	2.7%
Agency Collateralized Mortgage Obligations	2.7%
Other	4.5%
Table Summary
U.S. Government	34.8%
AAA	32.4%
AA	8.3%
A	7.1%
BBB	10.1%
BB	5.0%
B	1.9%
Not Rated	0.4%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	4.3%
Diversified Financial Services	3.1%
Internet	1.3%
Chemicals	1.3%
Pharmaceuticals	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000087495
Shareholder Report [Line Items]
Fund Name	LVIP Nomura Diversified Floating Rate Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Nomura Diversified Floating Rate Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.89%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[34]
AssetsNet	$ 780,340,555
Holdings Count | Holding	278
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$780,340,555 # of Portfolio Holdings278 Portfolio Turnover Rate67%
Holdings [Text Block]
Table Summary
U.S. Treasury Obligations	24.6%
Corporate Bonds	22.2%
Supranational Banks	13.3%
Non-Agency Commercial Mortgage-Backed Securities	8.1%
Agency Mortgage-Backed Securities	7.4%
Non-Agency Asset-Backed Securities	7.1%
Money Market Funds	4.5%
Loan Agreements	2.9%
Regional Bonds	2.7%
Agency Collateralized Mortgage Obligations	2.7%
Other	4.5%
Table Summary
U.S. Government	34.8%
AAA	32.4%
AA	8.3%
A	7.1%
BBB	10.1%
BB	5.0%
B	1.9%
Not Rated	0.4%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	4.3%
Diversified Financial Services	3.1%
Internet	1.3%
Chemicals	1.3%
Pharmaceuticals	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000223152
Shareholder Report [Line Items]
Fund Name	LVIP Nomura High Yield Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Nomura High Yield Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.73%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[35]
AssetsNet	$ 157,892,942
Holdings Count | Holding	749
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$157,892,942 # of Portfolio Holdings749 Portfolio Turnover Rate69%
Holdings [Text Block]
Table Summary
Corporate Bonds	94.6%
Money Market Funds	3.8%
Loan Agreements	0.6%
Other	1.0%
Table Summary
BBB	7.8%
BB	63.0%
B	21.5%
CCC	7.7%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Media	9.3%
Oil & Gas	6.2%
Telecommunications	6.0%
Diversified Financial Services	5.6%
Commercial Services	5.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000223153
Shareholder Report [Line Items]
Fund Name	LVIP Nomura High Yield Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Nomura High Yield Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.03%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[36]
AssetsNet	$ 157,892,942
Holdings Count | Holding	749
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$157,892,942 # of Portfolio Holdings749 Portfolio Turnover Rate69%
Holdings [Text Block]
Table Summary
Corporate Bonds	94.6%
Money Market Funds	3.8%
Loan Agreements	0.6%
Other	1.0%
Table Summary
BBB	7.8%
BB	63.0%
B	21.5%
CCC	7.7%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Media	9.3%
Oil & Gas	6.2%
Telecommunications	6.0%
Diversified Financial Services	5.6%
Commercial Services	5.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007710
Shareholder Report [Line Items]
Fund Name	LVIP Nomura Mid Cap Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Nomura Mid Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.42%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.42%	[37]
AssetsNet	$ 1,104,053,056
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,104,053,056 # of Portfolio Holdings95 Portfolio Turnover Rate10%
Holdings [Text Block]
Table Summary
Common Stock	97.9%
Money Market Funds	1.9%
Short-Term Investments	1.5%
Other	(1.3%)

Largest Holdings [Text Block]
Table Summary
Insurance	6.6%
Oil, Gas & Consumable Fuels	6.6%
Machinery	5.3%
Electronic Equipment, Instruments & Components	4.4%
Electric Utilities	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007711
Shareholder Report [Line Items]
Fund Name	LVIP Nomura Mid Cap Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Nomura Mid Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.77%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.77%	[38]
AssetsNet	$ 1,104,053,056
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,104,053,056 # of Portfolio Holdings95 Portfolio Turnover Rate10%
Holdings [Text Block]
Table Summary
Common Stock	97.9%
Money Market Funds	1.9%
Short-Term Investments	1.5%
Other	(1.3%)

Largest Holdings [Text Block]
Table Summary
Insurance	6.6%
Oil, Gas & Consumable Fuels	6.6%
Machinery	5.3%
Electronic Equipment, Instruments & Components	4.4%
Electric Utilities	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000223159
Shareholder Report [Line Items]
Fund Name	LVIP Nomura SMID Cap Core Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Nomura SMID Cap Core Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$44	0.80%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[39]
AssetsNet	$ 753,211,552
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$753,211,552 # of Portfolio Holdings125 Portfolio Turnover Rate23%
Holdings [Text Block]
Table Summary
Common Stock	98.6%
Money Market Funds	1.5%
Rights	0.0%
Other	(0.1%)

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	8.2%
Banks	6.8%
Software	5.3%
Construction & Engineering	5.0%
Biotechnology	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000223158
Shareholder Report [Line Items]
Fund Name	LVIP Nomura SMID Cap Core Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Nomura SMID Cap Core Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$60	1.10%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%	[40]
AssetsNet	$ 753,211,552
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$753,211,552 # of Portfolio Holdings125 Portfolio Turnover Rate23%
Holdings [Text Block]
Table Summary
Common Stock	98.6%
Money Market Funds	1.5%
Rights	0.0%
Other	(0.1%)

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	8.2%
Banks	6.8%
Software	5.3%
Construction & Engineering	5.0%
Biotechnology	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007708
Shareholder Report [Line Items]
Fund Name	LVIP Nomura Social Awareness Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Nomura Social Awareness Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.44%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[41]
AssetsNet	$ 818,077,187
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$818,077,187 # of Portfolio Holdings92 Portfolio Turnover Rate2%
Holdings [Text Block]
Table Summary
Common Stock	98.5%
Money Market Funds	1.5%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	13.9%
Software	9.9%
Interactive Media & Services	8.7%
Banks	5.7%
Technology Hardware, Storage & Peripherals	5.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007709
Shareholder Report [Line Items]
Fund Name	LVIP Nomura Social Awareness Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Nomura Social Awareness Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.79%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[42]
AssetsNet	$ 818,077,187
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$818,077,187 # of Portfolio Holdings92 Portfolio Turnover Rate2%
Holdings [Text Block]
Table Summary
Common Stock	98.5%
Money Market Funds	1.5%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	13.9%
Software	9.9%
Interactive Media & Services	8.7%
Banks	5.7%
Technology Hardware, Storage & Peripherals	5.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000223160
Shareholder Report [Line Items]
Fund Name	LVIP Nomura U.S. Growth Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Nomura U.S. Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.73%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[43]
AssetsNet	$ 518,304,189
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$518,304,189 # of Portfolio Holdings58 Portfolio Turnover Rate25%
Holdings [Text Block]
Table Summary
Common Stock	99.6%
Money Market Funds	0.5%
Other	(0.1%)

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	30.4%
Interactive Media & Services	12.7%
Software	11.2%
Technology Hardware, Storage & Peripherals	8.6%
Automobiles	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000223161
Shareholder Report [Line Items]
Fund Name	LVIP Nomura U.S. Growth Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Nomura U.S. Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.03%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[44]
AssetsNet	$ 518,304,189
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$518,304,189 # of Portfolio Holdings58 Portfolio Turnover Rate25%
Holdings [Text Block]
Table Summary
Common Stock	99.6%
Money Market Funds	0.5%
Other	(0.1%)

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	30.4%
Interactive Media & Services	12.7%
Software	11.2%
Technology Hardware, Storage & Peripherals	8.6%
Automobiles	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000223157
Shareholder Report [Line Items]
Fund Name	LVIP Nomura U.S. REIT Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Nomura U.S. REIT Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$45	0.83%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[45]
AssetsNet	$ 387,691,991
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$387,691,991 # of Portfolio Holdings70 Portfolio Turnover Rate3%
Holdings [Text Block]
Table Summary
Common Stock	99.2%
Money Market Funds	0.5%
Other	0.3%

Largest Holdings [Text Block]
Table Summary
REIT Diversified	20.9%
REIT Health Care	18.8%
REIT Apartments	12.3%
REIT Storage	10.1%
REIT Warehouse/Industry	9.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000223156
Shareholder Report [Line Items]
Fund Name	LVIP Nomura U.S. REIT Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Nomura U.S. REIT Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	1.13%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%	[46]
AssetsNet	$ 387,691,991
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$387,691,991 # of Portfolio Holdings70 Portfolio Turnover Rate3%
Holdings [Text Block]
Table Summary
Common Stock	99.2%
Money Market Funds	0.5%
Other	0.3%

Largest Holdings [Text Block]
Table Summary
REIT Diversified	20.9%
REIT Health Care	18.8%
REIT Apartments	12.3%
REIT Storage	10.1%
REIT Warehouse/Industry	9.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000139574
Shareholder Report [Line Items]
Fund Name	LVIP PIMCO Low Duration Bond Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$27	0.55%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[47]
AssetsNet	$ 855,730,010
Holdings Count | Holding	572
InvestmentCompanyPortfolioTurnover	174.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$855,730,010 # of Portfolio Holdings572 Portfolio Turnover Rate174%
Holdings [Text Block]
Table Summary
Corporate Bonds	42.2%
Non-Agency Asset-Backed Securities	27.3%
Agency Collateralized Mortgage Obligations	16.5%
Agency Mortgage-Backed Securities	14.8%
Short-Term Investments	4.5%
Sovereign Bonds	3.7%
Non-Agency Collateralized Mortgage Obligations	2.9%
Non-Agency Commercial Mortgage-Backed Securities	1.6%
Municipal Bonds	0.5%
Money Market Fund	0.4%
Other	(14.4%)
Table Summary
U.S. Government	13.9%
AAA	29.5%
AA	5.4%
A	19.8%
BBB	13.1%
BB	1.8%
Not Rated	16.5%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	16.5%
Diversified Financial Services	4.6%
Auto Manufacturers	4.2%
Electric	3.9%
Insurance	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000139575
Shareholder Report [Line Items]
Fund Name	LVIP PIMCO Low Duration Bond Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.80%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[48]
AssetsNet	$ 855,730,010
Holdings Count | Holding	572
InvestmentCompanyPortfolioTurnover	174.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$855,730,010 # of Portfolio Holdings572 Portfolio Turnover Rate174%
Holdings [Text Block]
Table Summary
Corporate Bonds	42.2%
Non-Agency Asset-Backed Securities	27.3%
Agency Collateralized Mortgage Obligations	16.5%
Agency Mortgage-Backed Securities	14.8%
Short-Term Investments	4.5%
Sovereign Bonds	3.7%
Non-Agency Collateralized Mortgage Obligations	2.9%
Non-Agency Commercial Mortgage-Backed Securities	1.6%
Municipal Bonds	0.5%
Money Market Fund	0.4%
Other	(14.4%)
Table Summary
U.S. Government	13.9%
AAA	29.5%
AA	5.4%
A	19.8%
BBB	13.1%
BB	1.8%
Not Rated	16.5%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	16.5%
Diversified Financial Services	4.6%
Auto Manufacturers	4.2%
Electric	3.9%
Insurance	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090467
Shareholder Report [Line Items]
Fund Name	LVIP State Street Conservative Index Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Conservative Index Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$10	0.20%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[49]
AssetsNet	$ 153,069,389
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$153,069,389 # of Portfolio Holdings7 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	59.5%
Equity Funds	22.3%
International Equity Funds	18.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090468
Shareholder Report [Line Items]
Fund Name	LVIP State Street Conservative Index Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Conservative Index Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.45%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[50]
AssetsNet	$ 153,069,389
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$153,069,389 # of Portfolio Holdings7 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	59.5%
Equity Funds	22.3%
International Equity Funds	18.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090469
Shareholder Report [Line Items]
Fund Name	LVIP State Street Moderate Index Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Moderate Index Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[51]
AssetsNet	$ 735,376,171
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$735,376,171 # of Portfolio Holdings7 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	39.6%
Equity Funds	34.3%
International Equity Funds	26.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090470
Shareholder Report [Line Items]
Fund Name	LVIP State Street Moderate Index Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Moderate Index Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[52]
AssetsNet	$ 735,376,171
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$735,376,171 # of Portfolio Holdings7 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	39.6%
Equity Funds	34.3%
International Equity Funds	26.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090471
Shareholder Report [Line Items]
Fund Name	LVIP State Street Moderately Aggressive Index Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Moderately Aggressive Index Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[53]
AssetsNet	$ 747,597,405
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$747,597,405 # of Portfolio Holdings7 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	38.2%
International Equity Funds	32.2%
Fixed Income Funds	29.6%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090472
Shareholder Report [Line Items]
Fund Name	LVIP State Street Moderately Aggressive Index Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Moderately Aggressive Index Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[54]
AssetsNet	$ 747,597,405
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$747,597,405 # of Portfolio Holdings7 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	38.2%
International Equity Funds	32.2%
Fixed Income Funds	29.6%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090473
Shareholder Report [Line Items]
Fund Name	LVIP Structured Conservative Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.26%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[55]
AssetsNet	$ 130,472,544
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$130,472,544 # of Portfolio Holdings6 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	59.5%
Equity Funds	22.3%
International Equity Funds	18.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090474
Shareholder Report [Line Items]
Fund Name	LVIP Structured Conservative Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[56]
AssetsNet	$ 130,472,544
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$130,472,544 # of Portfolio Holdings6 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	59.5%
Equity Funds	22.3%
International Equity Funds	18.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090476
Shareholder Report [Line Items]
Fund Name	LVIP Structured Moderate Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[57]
AssetsNet	$ 865,819,514
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$865,819,514 # of Portfolio Holdings6 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	39.5%
Equity Funds	34.3%
International Equity Funds	26.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090475
Shareholder Report [Line Items]
Fund Name	LVIP Structured Moderate Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[58]
AssetsNet	$ 865,819,514
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$865,819,514 # of Portfolio Holdings6 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	39.5%
Equity Funds	34.3%
International Equity Funds	26.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090477
Shareholder Report [Line Items]
Fund Name	LVIP Structured Moderately Aggressive Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[59]
AssetsNet	$ 525,415,269
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$525,415,269 # of Portfolio Holdings7 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	38.3%
International Equity Funds	32.1%
Fixed Income Funds	29.6%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090478
Shareholder Report [Line Items]
Fund Name	LVIP Structured Moderately Aggressive Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[60]
AssetsNet	$ 525,415,269
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$525,415,269 # of Portfolio Holdings7 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	38.3%
International Equity Funds	32.1%
Fixed Income Funds	29.6%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000062027
Shareholder Report [Line Items]
Fund Name	LVIP State Street Bond Index Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Bond Index Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.37%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%	[61]
AssetsNet	$ 2,624,711,618
Holdings Count | Holding	5,376
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,624,711,618 # of Portfolio Holdings5,376 Portfolio Turnover Rate22%
Holdings [Text Block]
Table Summary
U.S. Treasury Obligations	45.8%
Corporate Bonds	24.1%
Agency Mortgage-Backed Securities	23.4%
Money Market Funds	2.3%
Sovereign Bonds	1.4%
Supranational Banks	1.2%
Agency Commercial Mortgage-Backed Securities	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Agency Obligations	0.6%
Non-Agency Asset-Backed Securities	0.4%
Other	(0.6%)
Table Summary
U.S. Government	71.3%
AAA	3.1%
AA	4.9%
A	11.4%
BBB	9.3%
Not Rated	0.0%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	5.2%
Electric	2.2%
Pharmaceuticals	1.3%
Telecommunications	1.0%
Pipelines	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000062028
Shareholder Report [Line Items]
Fund Name	LVIP State Street Bond Index Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Bond Index Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[62]
AssetsNet	$ 2,624,711,618
Holdings Count | Holding	5,376
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,624,711,618 # of Portfolio Holdings5,376 Portfolio Turnover Rate22%
Holdings [Text Block]
Table Summary
U.S. Treasury Obligations	45.8%
Corporate Bonds	24.1%
Agency Mortgage-Backed Securities	23.4%
Money Market Funds	2.3%
Sovereign Bonds	1.4%
Supranational Banks	1.2%
Agency Commercial Mortgage-Backed Securities	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Agency Obligations	0.6%
Non-Agency Asset-Backed Securities	0.4%
Other	(0.6%)
Table Summary
U.S. Government	71.3%
AAA	3.1%
AA	4.9%
A	11.4%
BBB	9.3%
Not Rated	0.0%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	5.2%
Electric	2.2%
Pharmaceuticals	1.3%
Telecommunications	1.0%
Pipelines	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000204842
Shareholder Report [Line Items]
Fund Name	LVIP State Street Emerging Markets Equity Index Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Emerging Markets Equity Index Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$28	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.50%	[63]
AssetsNet	$ 283,041,822
Holdings Count | Holding	1,077
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$283,041,822 # of Portfolio Holdings1,077 Portfolio Turnover Rate3%
Holdings [Text Block]
Table Summary
Common Stock	93.2%
Money Market Funds	4.1%
Preferred Stocks	1.6%
Warrants	0.0%
Other	1.1%
Table Summary
Taiwan	27.1%
Republic Of Korea	23.4%
China	14.4%
India	10.7%
Brazil	3.6%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	26.9%
Banks	12.5%
Technology Hardware, Storage & Peripherals	9.8%
Electronic Equipment, Instruments & Components	4.9%
Metals & Mining	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000204843
Shareholder Report [Line Items]
Fund Name	LVIP State Street Emerging Markets Equity Index Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Emerging Markets Equity Index Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.75%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%	[64]
AssetsNet	$ 283,041,822
Holdings Count | Holding	1,077
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$283,041,822 # of Portfolio Holdings1,077 Portfolio Turnover Rate3%
Holdings [Text Block]
Table Summary
Common Stock	93.2%
Money Market Funds	4.1%
Preferred Stocks	1.6%
Warrants	0.0%
Other	1.1%
Table Summary
Taiwan	27.1%
Republic Of Korea	23.4%
China	14.4%
India	10.7%
Brazil	3.6%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	26.9%
Banks	12.5%
Technology Hardware, Storage & Peripherals	9.8%
Electronic Equipment, Instruments & Components	4.9%
Metals & Mining	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007718
Shareholder Report [Line Items]
Fund Name	LVIP State Street Global Tactical Allocation Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.37%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[65]
AssetsNet	$ 591,438,404
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$591,438,404 # of Portfolio Holdings30 Portfolio Turnover Rate38%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	43.1%
Fixed Income Funds	32.2%
International Equity Funds	20.3%
Money Market Funds	4.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007719
Shareholder Report [Line Items]
Fund Name	LVIP State Street Global Tactical Allocation Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[66]
AssetsNet	$ 591,438,404
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$591,438,404 # of Portfolio Holdings30 Portfolio Turnover Rate38%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	43.1%
Fixed Income Funds	32.2%
International Equity Funds	20.3%
Money Market Funds	4.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000062029
Shareholder Report [Line Items]
Fund Name	LVIP State Street International Index Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street International Index Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.37%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[67]
AssetsNet	$ 3,073,556,384
Holdings Count | Holding	681
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,073,556,384 # of Portfolio Holdings681 Portfolio Turnover Rate2%
Holdings [Text Block]
Table Summary
Common Stock	97.2%
Money Market Funds	1.6%
Preferred Stocks	0.2%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Other	1.0%
Table Summary
Japan	23.2%
United Kingdom	13.1%
Switzerland	9.9%
France	9.2%
Germany	8.4%

Largest Holdings [Text Block]
Table Summary
Banks	15.0%
Semiconductors & Semiconductor Equipment	7.9%
Pharmaceuticals	7.7%
Insurance	5.5%
Electrical Equipment	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000062030
Shareholder Report [Line Items]
Fund Name	LVIP State Street International Index Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street International Index Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[68]
AssetsNet	$ 3,073,556,384
Holdings Count | Holding	681
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,073,556,384 # of Portfolio Holdings681 Portfolio Turnover Rate2%
Holdings [Text Block]
Table Summary
Common Stock	97.2%
Money Market Funds	1.6%
Preferred Stocks	0.2%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Other	1.0%
Table Summary
Japan	23.2%
United Kingdom	13.1%
Switzerland	9.9%
France	9.2%
Germany	8.4%

Largest Holdings [Text Block]
Table Summary
Banks	15.0%
Semiconductors & Semiconductor Equipment	7.9%
Pharmaceuticals	7.7%
Insurance	5.5%
Electrical Equipment	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000131277
Shareholder Report [Line Items]
Fund Name	LVIP State Street International Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street International Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[69]
AssetsNet	$ 272,632,209
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$272,632,209 # of Portfolio Holdings8 Portfolio Turnover Rate0%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	95.1%
Money Market Funds	4.5%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000131278
Shareholder Report [Line Items]
Fund Name	LVIP State Street International Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street International Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[70]
AssetsNet	$ 272,632,209
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$272,632,209 # of Portfolio Holdings8 Portfolio Turnover Rate0%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	95.1%
Money Market Funds	4.5%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000124880
Shareholder Report [Line Items]
Fund Name	LVIP State Street Large Cap Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Large Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[71]
AssetsNet	$ 875,756,148
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$875,756,148 # of Portfolio Holdings8 Portfolio Turnover Rate0%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	96.4%
Money Market Funds	3.4%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000124881
Shareholder Report [Line Items]
Fund Name	LVIP State Street Large Cap Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Large Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[72]
AssetsNet	$ 875,756,148
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$875,756,148 # of Portfolio Holdings8 Portfolio Turnover Rate0%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	96.4%
Money Market Funds	3.4%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000145055
Shareholder Report [Line Items]
Fund Name	LVIP State Street Mid-Cap Index Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Mid-Cap Index Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.34%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[73]
AssetsNet	$ 1,015,310,993
Holdings Count | Holding	404
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,015,310,993 # of Portfolio Holdings404 Portfolio Turnover Rate9%
Holdings [Text Block]
Table Summary
Common Stock	99.5%
Money Market Funds	0.2%
Other	0.3%

Largest Holdings [Text Block]
Table Summary
Banks	5.9%
Semiconductors & Semiconductor Equipment	5.7%
Machinery	5.7%
Aerospace & Defense	4.6%
Electronic Equipment, Instruments & Components	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000145056
Shareholder Report [Line Items]
Fund Name	LVIP State Street Mid-Cap Index Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Mid-Cap Index Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.59%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[74]
AssetsNet	$ 1,015,310,993
Holdings Count | Holding	404
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,015,310,993 # of Portfolio Holdings404 Portfolio Turnover Rate9%
Holdings [Text Block]
Table Summary
Common Stock	99.5%
Money Market Funds	0.2%
Other	0.3%

Largest Holdings [Text Block]
Table Summary
Banks	5.9%
Semiconductors & Semiconductor Equipment	5.7%
Machinery	5.7%
Aerospace & Defense	4.6%
Electronic Equipment, Instruments & Components	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000223681
Shareholder Report [Line Items]
Fund Name	LVIP State Street Nasdaq-100 Index Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Nasdaq-100 Index Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$24	0.44%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.44%	[75]
AssetsNet	$ 176,669,520
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$176,669,520 # of Portfolio Holdings104 Portfolio Turnover Rate12%
Holdings [Text Block]
Table Summary
Common Stock	98.6%
Money Market Funds	1.2%
Other	0.2%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	36.2%
Software	11.3%
Technology Hardware, Storage & Peripherals	9.9%
Interactive Media & Services	8.8%
Broadline Retail	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000223682
Shareholder Report [Line Items]
Fund Name	LVIP State Street Nasdaq-100 Index Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Nasdaq-100 Index Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.68%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%	[76]
AssetsNet	$ 176,669,520
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$176,669,520 # of Portfolio Holdings104 Portfolio Turnover Rate12%
Holdings [Text Block]
Table Summary
Common Stock	98.6%
Money Market Funds	1.2%
Other	0.2%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	36.2%
Software	11.3%
Technology Hardware, Storage & Peripherals	9.9%
Interactive Media & Services	8.8%
Broadline Retail	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043348
Shareholder Report [Line Items]
Fund Name	LVIP State Street S&P 500 Index Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street S&P 500 Index Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.23%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[77]
AssetsNet	$ 13,393,589,706
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$13,393,589,706 # of Portfolio Holdings506 Portfolio Turnover Rate1%
Holdings [Text Block]
Table Summary
Common Stock	99.5%
Money Market Funds	0.4%
Rights	0.0%
Other	0.1%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	19.1%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	7.7%
Software	7.5%
Broadline Retail	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043349
Shareholder Report [Line Items]
Fund Name	LVIP State Street S&P 500 Index Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street S&P 500 Index Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.48%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[78]
AssetsNet	$ 13,393,589,706
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$13,393,589,706 # of Portfolio Holdings506 Portfolio Turnover Rate1%
Holdings [Text Block]
Table Summary
Common Stock	99.5%
Money Market Funds	0.4%
Rights	0.0%
Other	0.1%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	19.1%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	7.7%
Software	7.5%
Broadline Retail	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000199417
Shareholder Report [Line Items]
Fund Name	LVIP State Street Short-Term Bond Index Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Short-Term Bond Index Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.36%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[79]
AssetsNet	$ 314,240,971
Holdings Count | Holding	998
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$314,240,971 # of Portfolio Holdings998 Portfolio Turnover Rate33%
Holdings [Text Block]
Table Summary
Corporate Bonds	98.0%
Money Market Funds	4.4%
Other	(2.4%)
Table Summary
AAA	1.0%
AA	19.0%
A	46.7%
BBB	33.3%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	33.7%
Electric	6.6%
Diversified Financial Services	4.8%
Auto Manufacturers	4.0%
Pharmaceuticals	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000199418
Shareholder Report [Line Items]
Fund Name	LVIP State Street Short-Term Bond Index Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Short-Term Bond Index Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[80]
AssetsNet	$ 314,240,971
Holdings Count | Holding	998
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$314,240,971 # of Portfolio Holdings998 Portfolio Turnover Rate33%
Holdings [Text Block]
Table Summary
Corporate Bonds	98.0%
Money Market Funds	4.4%
Other	(2.4%)
Table Summary
AAA	1.0%
AA	19.0%
A	46.7%
BBB	33.3%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	33.7%
Electric	6.6%
Diversified Financial Services	4.8%
Auto Manufacturers	4.0%
Pharmaceuticals	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043863
Shareholder Report [Line Items]
Fund Name	LVIP State Street Small-Cap Index Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Small-Cap Index Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%	[81]
AssetsNet	$ 2,247,253,541
Holdings Count | Holding	1,965
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,247,253,541 # of Portfolio Holdings1,965 Portfolio Turnover Rate20%
Holdings [Text Block]
Table Summary
Common Stock	99.8%
Rights	0.0%
Warrants	0.0%
Other	0.2%

Largest Holdings [Text Block]
Table Summary
Biotechnology	10.6%
Banks	10.4%
Software	6.0%
Semiconductors & Semiconductor Equipment	3.7%
Machinery	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043864
Shareholder Report [Line Items]
Fund Name	LVIP State Street Small-Cap Index Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street Small-Cap Index Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.63%	[82]
AssetsNet	$ 2,247,253,541
Holdings Count | Holding	1,965
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,247,253,541 # of Portfolio Holdings1,965 Portfolio Turnover Rate20%
Holdings [Text Block]
Table Summary
Common Stock	99.8%
Rights	0.0%
Warrants	0.0%
Other	0.2%

Largest Holdings [Text Block]
Table Summary
Biotechnology	10.6%
Banks	10.4%
Software	6.0%
Semiconductors & Semiconductor Equipment	3.7%
Machinery	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000124883
Shareholder Report [Line Items]
Fund Name	LVIP State Street SMID Cap Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street SMID Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.25%	[83]
AssetsNet	$ 602,794,376
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$602,794,376 # of Portfolio Holdings5 Portfolio Turnover Rate1%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	97.8%
Money Market Funds	2.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000124882
Shareholder Report [Line Items]
Fund Name	LVIP State Street SMID Cap Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP State Street SMID Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[84]
AssetsNet	$ 602,794,376
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$602,794,376 # of Portfolio Holdings5 Portfolio Turnover Rate1%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	97.8%
Money Market Funds	2.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007700
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[85]
AssetsNet	$ 1,482,205,542
Holdings Count | Holding	310
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,482,205,542 # of Portfolio Holdings310 Portfolio Turnover Rate49%
Holdings [Text Block]
Table Summary
Common Stock	98.5%
Convertible Preferred Stocks	1.4%
Money Market Funds	0.1%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	10.7%
Aerospace & Defense	7.8%
Software	7.1%
IT Services	6.2%
Hotels, Restaurants & Leisure	5.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007701
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.96%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[86]
AssetsNet	$ 1,482,205,542
Holdings Count | Holding	310
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,482,205,542 # of Portfolio Holdings310 Portfolio Turnover Rate49%
Holdings [Text Block]
Table Summary
Common Stock	98.5%
Convertible Preferred Stocks	1.4%
Money Market Funds	0.1%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	10.7%
Aerospace & Defense	7.8%
Software	7.1%
IT Services	6.2%
Hotels, Restaurants & Leisure	5.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000046813
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2020 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.24%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[87]
AssetsNet	$ 98,492,887
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$98,492,887 # of Portfolio Holdings24 Portfolio Turnover Rate11%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	41.6%
Equity Funds	40.0%
International Equity Funds	11.8%
International Fixed Income Funds	7.4%
Money Market Funds	0.2%
Other	(1.0%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000046814
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2020 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.49%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[88]
AssetsNet	$ 98,492,887
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$98,492,887 # of Portfolio Holdings24 Portfolio Turnover Rate11%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	41.6%
Equity Funds	40.0%
International Equity Funds	11.8%
International Fixed Income Funds	7.4%
Money Market Funds	0.2%
Other	(1.0%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000046815
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2030 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[89]
AssetsNet	$ 238,368,938
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$238,368,938 # of Portfolio Holdings24 Portfolio Turnover Rate7%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	48.2%
Fixed Income Funds	29.7%
International Equity Funds	15.2%
International Fixed Income Funds	5.8%
Money Market Funds	0.8%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000046816
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2030 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[90]
AssetsNet	$ 238,368,938
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$238,368,938 # of Portfolio Holdings24 Portfolio Turnover Rate7%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	48.2%
Fixed Income Funds	29.7%
International Equity Funds	15.2%
International Fixed Income Funds	5.8%
Money Market Funds	0.8%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000046818
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2040 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.26%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[91]
AssetsNet	$ 215,681,359
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$215,681,359 # of Portfolio Holdings22 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	63.5%
International Equity Funds	22.0%
Fixed Income Funds	11.5%
International Fixed Income Funds	2.4%
Money Market Funds	0.7%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000046817
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2040 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[92]
AssetsNet	$ 215,681,359
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$215,681,359 # of Portfolio Holdings22 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	63.5%
International Equity Funds	22.0%
Fixed Income Funds	11.5%
International Fixed Income Funds	2.4%
Money Market Funds	0.7%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000099066
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2050 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[93]
AssetsNet	$ 120,537,232
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$120,537,232 # of Portfolio Holdings20 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	71.6%
International Equity Funds	25.3%
Fixed Income Funds	2.7%
Money Market Funds	0.3%
International Fixed Income Funds	0.2%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000099067
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2050 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.52%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[94]
AssetsNet	$ 120,537,232
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$120,537,232 # of Portfolio Holdings20 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	71.6%
International Equity Funds	25.3%
Fixed Income Funds	2.7%
Money Market Funds	0.3%
International Fixed Income Funds	0.2%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000218802
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2060 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[95]
AssetsNet	$ 53,471,513
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$53,471,513 # of Portfolio Holdings20 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	73.0%
International Equity Funds	25.1%
Fixed Income Funds	1.5%
Money Market Funds	0.3%
International Fixed Income Funds	0.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000218803
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2060 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.52%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[96]
AssetsNet	$ 53,471,513
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$53,471,513 # of Portfolio Holdings20 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	73.0%
International Equity Funds	25.1%
Fixed Income Funds	1.5%
Money Market Funds	0.3%
International Fixed Income Funds	0.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000153127
Shareholder Report [Line Items]
Fund Name	LVIP U.S. Growth Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.29%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[97]
AssetsNet	$ 1,891,337,191
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,891,337,191 # of Portfolio Holdings23 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	69.6%
Fixed Income Funds	26.9%
Money Market Funds	3.1%
Global Equity Funds	0.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000153126
Shareholder Report [Line Items]
Fund Name	LVIP U.S. Growth Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.54%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[98]
AssetsNet	$ 1,891,337,191
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,891,337,191 # of Portfolio Holdings23 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	69.6%
Fixed Income Funds	26.9%
Money Market Funds	3.1%
Global Equity Funds	0.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000099231
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard Bond Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[99]
AssetsNet	$ 1,559,457,127
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,559,457,127 # of Portfolio Holdings7 Portfolio Turnover Rate2%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	99.8%
Money Market Funds	0.3%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000099230
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard Bond Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.55%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[100]
AssetsNet	$ 1,559,457,127
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,559,457,127 # of Portfolio Holdings7 Portfolio Turnover Rate2%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	99.8%
Money Market Funds	0.3%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000099226
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard Domestic Equity ETF Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.26%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[101]
AssetsNet	$ 1,518,440,612
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,518,440,612 # of Portfolio Holdings8 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	99.8%
Money Market Funds	0.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000099227
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard Domestic Equity ETF Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[102]
AssetsNet	$ 1,518,440,612
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,518,440,612 # of Portfolio Holdings8 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	99.8%
Money Market Funds	0.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000099228
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard International Equity ETF Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.26%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[103]
AssetsNet	$ 927,908,432
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$927,908,432 # of Portfolio Holdings7 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	100.0%
Money Market Funds	0.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000099229
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard International Equity ETF Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[104]
AssetsNet	$ 927,908,432
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$927,908,432 # of Portfolio Holdings7 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	100.0%
Money Market Funds	0.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043862
Shareholder Report [Line Items]
Fund Name	LVIP Wellington SMID Cap Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$43	0.78%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.78%	[105]
AssetsNet	$ 441,174,622
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$441,174,622 # of Portfolio Holdings83 Portfolio Turnover Rate123%
Holdings [Text Block]
Table Summary
Common Stock	97.5%
Exchange-Traded Fund	1.8%
Money Market Funds	0.9%
Other	(0.2%)

Largest Holdings [Text Block]
Table Summary
Banks	12.2%
Health Care Equipment & Supplies	5.1%
Software	4.9%
Machinery	3.9%
Building Products	3.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043861
Shareholder Report [Line Items]
Fund Name	LVIP Wellington SMID Cap Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.03%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.03%	[106]
AssetsNet	$ 441,174,622
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$441,174,622 # of Portfolio Holdings83 Portfolio Turnover Rate123%
Holdings [Text Block]
Table Summary
Common Stock	97.5%
Exchange-Traded Fund	1.8%
Money Market Funds	0.9%
Other	(0.2%)

Largest Holdings [Text Block]
Table Summary
Banks	12.2%
Health Care Equipment & Supplies	5.1%
Software	4.9%
Machinery	3.9%
Building Products	3.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip

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